SHARE BASED COMPENSATION - Share options repricing (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assumptions used to calculate the estimated fair value of the share options
Weighted-average grant-date fair value of the share options granted	¥ 35.88	¥ 38.29	¥ 69.34
Risk-free interest rate, Maximum (as a percent)	1.47%	2.53%	2.98%
Risk-free interest rate, Minimum (as a percent)	0.27%	1.79%	2.45%
Volatility, Minimum (as a percent)	48.80%	43.40%	43.50%
Volatility, Maximum (as a percent)	59.50%	55.30%	48.30%
Dividend yield (as a percent)	0.00%	0.00%	0.00%
Minimum
Assumptions used to calculate the estimated fair value of the share options
Exercise multiples	2.2	2.2	2.2
Life of option (years)	2 years 6 months	4 years	4 years
Maximum
Assumptions used to calculate the estimated fair value of the share options
Exercise multiples	2.8	2.8	2.8
Life of option (years)	6 years	6 years	6 years